CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets:
Cash and due from banks	¥ 2,292,295	¥ 2,046,324
Interest-bearing deposits in other banks	71,143,684	72,066,719
Call loans and funds sold	776,183	1,392,098
Receivables under resale agreements	28,108,779	20,534,728
Receivables under securities borrowing transactions	2,078,216	2,351,784
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,722,063 million in 2024 and ¥12,701,161 million in 2025)	37,598,099	36,759,812
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,692,031 million in 2024 and ¥2,055,780 million in 2025), net of allowance	15,058,617	17,713,335
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥3,767,997 million in 2024 and ¥4,067,125 million in 2025)	4,185,763	4,047,547
Equity securities	4,518,745	5,152,893
Other investments	1,000,589	884,496
Loans (Notes 4 and 5)	99,257,363	98,444,745
Allowance for credit losses on loans	(816,374)	(750,071)
Loans, net of allowance	98,440,989	97,694,674
Premises and equipment—net (Note 6)	1,813,678	1,714,485
Due from customers on acceptances	273,944	437,529
Accrued income	672,897	691,529
Goodwill (Note 7)	163,593	164,458
Intangible assets (Note 7)	35,472	44,984
Deferred tax assets	345,179	195,606
Other assets (Note 12)	8,234,429	8,280,151
Total assets	276,741,152	272,173,152
Liabilities and equity:
Noninterest-bearing deposits	31,705,002	33,554,817
Interest-bearing deposits	95,654,717	95,039,351
Noninterest-bearing deposits	2,642,727	3,359,545
Interest-bearing deposits	43,788,236	40,408,034
Due to trust accounts	303,396	245,611
Call money and funds purchased	2,745,165	1,660,682
Payables under repurchase agreements (Note 28)	38,395,079	38,104,868
Payables under securities lending transactions (Note 28)	1,674,727	1,350,435
Other short-term borrowings (including liabilities accounted for at fair value of ¥153,044 million in 2024, and ¥244,157 million in 2025) (Notes 11 and 26)	5,537,351	3,644,912
Trading account liabilities	21,207,668	20,621,160
Bank acceptances outstanding	273,944	437,529
Income taxes payable	133,218	87,994
Deferred tax liabilities	36,677	31,685
Accrued expenses	570,845	649,010
Long-term debt (including liabilities accounted for at fair value of ¥2,876,287 million in 2024, and ¥3,764,171 million in 2025) (Notes 11 and 26)	14,914,120	16,277,331
Other liabilities (Note 12)	6,608,355	6,268,999
Total liabilities	266,191,227	261,741,965
Commitments and contingencies (Note 22)
MHFG shareholders' equity:
Common stock (Note 14)—no par value, authorized 4,800,000,000 shares, and issued 2,539,249,894 shares at March 31, 2024, and 2,513,757,794 shares at March 31, 2025	5,799,003	5,833,660
Retained earnings	3,343,695	3,120,236
Accumulated other comprehensive income (loss), net of tax (Note 16)	931,779	984,578
Less: Treasury stock, at cost—Common stock 4,739,805 shares at March 31, 2024, and 4,233,302 shares at March 31, 2025	(9,462)	(9,403)
Total MHFG shareholders' equity	10,065,015	9,929,071
Noncontrolling interests	484,909	502,116
Total equity	10,549,924	10,431,187
Total liabilities and equity	276,741,152	272,173,152
Consolidated VIEs
Assets:
Cash and due from banks	6,054	6,989
Interest-bearing deposits in other banks	65,453	139,150
Call loans and funds sold	87,741	132,212
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,722,063 million in 2024 and ¥12,701,161 million in 2025)	2,304,908	2,450,810
Investments (Note 3):
Investments	207,895	241,303
Loans, net of allowance	8,654,827	9,136,505
Other assets (Note 12)	483,525	524,395
Total assets	11,810,404	12,631,365
Liabilities and equity:
Payables under securities lending transactions (Note 28)	70,338	44,013
Other short-term borrowings (including liabilities accounted for at fair value of ¥153,044 million in 2024, and ¥244,157 million in 2025) (Notes 11 and 26)	401,275	247,180
Trading account liabilities	8,026	37,147
Long-term debt (including liabilities accounted for at fair value of ¥2,876,287 million in 2024, and ¥3,764,171 million in 2025) (Notes 11 and 26)	1,968,740	1,465,149
Other liabilities (Note 12)	1,017,893	1,069,472
Total liabilities	¥ 3,466,272	¥ 2,862,962